EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 24, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2012, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the information relating to the Portfolio Managers of the EQ/UBS Growth and Income Portfolio.

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Information regarding John Leonard contained in the section of the SAI “Appendix C – Portfolio Manager Information – EQ/UBS Growth and Income Portfolio” hereby is deleted in its entirety and replaced with the following information regarding Ian McIntosh.

EQ/UBS Growth and Income Portfolio (“Fund”)
Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of June 30, 2012

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Morgan Stanley Investment Management Inc. (“Adviser”)
Ian McIntosh	1	$17 Million	0	N/a	1	$0*	0	N/A	0	N/A	0	N/A
*	Account has less than $1 million.

Ownership of Securities of the Fund as of June 30, 2012

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Ian McIntosh	X

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